APPLIED FINANCE EXPLORER FUND

Schedule of Investments

January 31, 2025 (unaudited)

98.11% COMMON STOCK

3.09% COMMUNICATION SERVICES

John Wiley & Sons, Inc. Class A

Magnite, Inc.(A)

Sinclair, Inc.

TEGNA, Inc.

Ziff Davis, Inc.(A)

10.24% CONSUMER DISCRETIONARY

Caleres, Inc.

Frontdoor, Inc.(A)

G-III Apparel Group Ltd.(A)

Green Brick Partners, Inc.(A)

Group 1 Automotive, Inc.

Hovnanian Enterprises, Inc.(A)

KB Home

M/I Homes, Inc.(A)

Meritage Homes Corp.

Patrick Industries, Inc.

Phinia, Inc.

Sally Beauty Holdings, Inc.(A)

Stride, Inc.(A)

Taylor Morrison Home Corp.(A)

Upbound Group, Inc.

2.40% CONSUMER STAPLES

The Andersons, Inc

BellRing Brands, Inc.(A)

Performance Food Group Co.(A)

Shares	Value
134,326	$5,497,963
319,869	5,501,747
192,051	2,813,547
376,883	6,866,808
90,812	4,893,859
25,573,924
159,108	2,916,450
115,484	6,915,182
134,690	4,205,022
66,835	4,041,512
18,811	8,587,033
24,481	3,241,040
74,204	4,979,088
40,401	5,082,446
67,150	5,228,970
83,912	8,151,163
123,187	6,268,986
400,000	4,348,000
69,895	9,428,836
107,002	6,897,349
148,105	4,345,401
84,636,478
89,968	3,666,196
93,095	7,200,898
99,136	8,952,972
19,820,066
	APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
6.10%	ENERGY
	Antero Resources Corp.(A)	138,615	$5,173,112
	ChampionX Corporation	183,151	5,245,445
	Civitas Resources, Inc.	56,626	2,874,336
	Dorian LPG Ltd.	160,760	3,864,670
	Gulfport Energy Corp.(A)	39,494	7,050,074
	International Seaways, Inc.	112,805	4,393,755
	Liberty Energy, Inc.	240,537	4,404,232
	Murphy Oil Corp.	97,435	2,594,694
	Peabody Energy Corporation	210,775	3,825,566
	Permian Resources Corp.	274,692	4,024,238
	SM Energy Co.	101,436	3,850,511
	Weatherford International plc	49,645	3,125,153
			50,425,786
25.92%	FINANCIALS
	Arbor Realty Trust, Inc. REIT	395,665	5,297,954
	ARMOUR Residential REIT, Inc.	240,000	4,516,800
	Axos Financial, Inc.(A)	99,487	6,957,126
	The Bancorp, Inc(A)	140,416	8,573,801
	BGC Group, Inc. Class A	829,644	7,914,804
	CNO Financial Group, Inc.	187,393	7,484,476
	Columbia Banking System, Inc.	275,227	7,678,833
	Customers Bancorp, Inc.(A)	121,142	6,902,671
	Donnelley Financial Solutions(A)	104,089	6,908,387
	Dynex Capital, Inc.	408,217	5,417,040
	Enact Holdings, Inc.	323,746	10,936,140
	Enova International, Inc.(A)	90,388	10,152,380
	Federated Hermes, Inc.	131,162	5,216,313
	Hancock Whitney Corp.	114,914	6,864,962
	HCI Group, Inc.	51,009	6,219,527
	Jackson Financial, Inc.	85,598	8,066,756
	Mercury General	75,122	3,744,080
	MFA Financial, Inc.	460,548	4,835,754
	Mr. Cooper Group, Inc.(A)	57,527	5,971,878
	Navient Corp.	300,272	4,104,718
	NMI Holdings, Inc.(A)	175,843	6,791,057
	Pathward Financial, Inc.	107,513	8,572,011

APPLIED FINANCE EXPLORER FUND

Schedule of Investments

January 31, 2025 (unaudited)

FINANCIALS Continued

PennyMac Financial Services, Inc.

PennyMac Mortgage Investment Trust

PJT Partners, Inc.

Preferred Bank

Prog Holdings, Inc.

Radian Group, Inc.

Rithm Capital Corp.

SLM Corp.

StoneX Group, Inc.(A)

Victory Capital Holdings, Inc. Class A

12.30% HEALTH CARE

Acadia Pharmaceuticals, Inc.(A)

Amneal Pharmaceuticals, Inc.(A)

Amphastar Pharmaceuticals, Inc.(A)

ANI Pharmaceuticals, Inc.(A)

Catalyst Pharmaceuticals, Inc.(A)

Collegium Pharmaceutical, Inc.(A)

The Ensign Group, Inc

Halozyme Therapeutics, Inc.(A)

Harmony Biosciences Holdings, Inc.(A)

Lantheus Holdings, Inc.(A)

Mednax, Inc.(A)

Medpace Holdings, Inc.(A)

Owens & Minor, Inc.(A)

Patterson Companies, Inc.

Prestige Consumer Healthcare Inc.(A)

Supernus Pharmaceuticals, Inc.(A)

Tenet Healthcare Corp.(A)

United Therapeutics Corp.(A)

Shares	Value
50,395	$5,275,853
344,491	4,685,078
48,689	8,032,224
45,602	4,166,199
110,931	4,742,300
205,565	6,993,321
504,667	5,808,717
285,469	7,967,440
80,219	8,785,585
130,792	8,655,815
214,240,000
300,000	5,598,000
606,953	5,013,432
90,068	3,140,671
77,956	4,571,340
266,124	6,003,757
165,208	5,306,481
46,835	6,540,976
92,701	5,250,585
127,823	4,955,698
63,139	5,840,989
410,000	5,731,800
15,667	5,470,133
399,411	5,687,613
182,659	5,653,296
74,617	5,728,347
190,998	7,328,593
48,230	6,795,125
19,993	7,020,942
101,637,778

APPLIED FINANCE EXPLORER FUND

Schedule of Investments

January 31, 2025 (unaudited)

15.64% INDUSTRIALS

Alight, Inc.

American Woodmark Corp.(A)

API Group Corp.(A)

Atkore, Inc.

Atmus Filtration Technologies, Inc.

Beacon Roofing Supply, Inc.(A)

BrightView Holdings, Inc.(A)

Builders FirstSource, Inc.(A)

Comfort Systems USA, Inc.

CSG Systems International, Inc.

Genco Shipping & Trading Ltd.

GMS, Inc.(A)

The Greenbrier Companies, Inc

H&E Equipment Services, Inc.

Herc Holdings, Inc.

Hillman Solutions Corp.(A)

ICF International, Inc.

Maximus, Inc.

SkyWest, Inc.(A)

Sterling Infrastructure, Inc.(A)

Terex Corp.

Verra Mobility Corp.(A)

7.73% INFORMATION TECHNOLOGY

ACI Worldwide, Inc.(A)

Adeia, Inc.

ASGN, Inc.(A)

Consensus Cloud Solutions, Inc.(A)

Insight Enterprises, Inc.(A)

InterDigital, Inc.

Netgear, Inc.(A)

NetScout Systems, Inc.(A)

OSI Systems, Inc.(A)

Progress Software Corp.

ScanSource, Inc.(A)

Xerox Corporation

Shares	Value
720,000	$4,932,000
57,251	4,457,563
153,643	5,861,480
52,886	4,307,036
123,035	5,145,324
61,915	7,327,021
328,156	5,171,739
39,135	6,546,503
21,282	9,294,914
129,096	7,589,554
280,855	4,061,163
71,295	6,013,020
83,969	5,563,786
97,150	8,616,233
32,843	6,698,658
406,288	4,062,880
31,188	3,639,951
56,485	4,252,756
69,450	8,397,894
58,205	8,289,556
72,903	3,505,905
208,870	5,512,079
129,247,015
116,831	6,256,300
321,399	4,129,977
53,765	4,742,611
108,472	3,071,927
31,126	5,377,016
39,684	7,261,378
209,559	5,794,306
280,540	6,688,074
39,301	7,720,288
84,943	4,869,782
99,949	4,182,866
440,256	3,759,786
	APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
	INFORMATION TECHNOLOGY Continued	Shares	Value
			$63,854,311
3.33%	MATERIALS
	Alpha Metallurgical Resources(A)	30,003	5,495,650
	Commercial Metals Co.	119,197	5,779,863
	Element Solutions, Inc.	224,133	5,784,873
	Ryerson Holding Corp.	180,222	4,029,764
	Warrior Met Coal, Inc.	122,058	6,441,001
			27,531,151
8.15%	REAL ESTATE
	American Assets Trust, Inc. REIT	136,119	3,304,969
	DiamondRock Hospitality Co. REIT	652,555	5,729,433
	Douglas Emmett, Inc. REIT	362,545	6,656,326
	Empire State Realty Trust REIT	486,981	4,655,538
	Kite Realty Group Trust REIT	246,088	5,696,937
	The Macerich Co REIT	385,393	8,008,467
	Newmark Group, Inc.	545,738	7,711,278
	Ryman Hospitality Properties, Inc. REIT	53,269	5,584,722
	Sabra Health Care REIT, Inc.	340,744	5,693,832
	SL Green Realty Corp.	97,683	6,582,857
	Tanger Factory Outlet Centers, Inc. REIT	235,281	7,721,922
			67,346,281
3.21%	UTILITIES
	Brookfield Infrastructure Corp.	69,973	2,919,274
	Middlesex Water Company	32,500	1,645,800
	New Jersey Resources Corp.	108,080	5,182,436
	Otter Tail Corp.	58,526	4,508,843
	Southwest Gas Corp.	81,943	6,119,503
	TXNM Energy, Inc.	126,991	6,140,015
			26,515,871
98.11%	TOTAL COMMON STOCK		810,828,661
	APPLIED FINANCE EXPLORER FUND
	Schedule of Investments
	January 31, 2025 (unaudited)
		Shares	Value
1.84%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.250%(B)	15,226,875	15,226,875
99.95%	TOTAL INVESTMENTS		$826,055,536
0.05%	Other assets, net of liabilities		372,263
100.00%	NET ASSETS		$826,427,799

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2025 REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:
	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$810,828,661			$810,828,661
MONEY MARKET FUND		$15,226,875			$15,226,875
TOTAL INVESTMENTS		$826,055,536			$826,055,536

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $666,725,882, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$189,458,779
Gross unrealized depreciation	(30,129,125)
Net unrealized appreciation	$159,329,654